SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300 +1 617 223 0301 FAX

AMERICA • ASIA PACIFIC • EUROPE

July 24, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Edge MSCI Multifactor USA Index Fund and iShares Edge MSCI Multifactor Intl Index Fund, each a series BlackRock FundsSM

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of iShares Edge MSCI Multifactor USA Index Fund and iShares Edge MSCI Multifactor Intl Index Fund (the “Funds”), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on July 19, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Respectfully Submitted,

/s/ Louisa Kiu
Louisa Kiu

Enclosures

cc:	Benjamin Archibald, Esq.

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.